UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2008

1.807739.104

AMP-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.3%
Amerigon, Inc. (a)	115,117	$ 757,470
Autoliv, Inc.	30	1,013
Automotive Axles Ltd.	4,661	24,019
Fuel Systems Solutions, Inc. (a)	151,311	5,212,664
Gentex Corp.	809,833	11,580,612
New Focus Auto Tech Holdings Ltd.	1,115,910	173,214
Nokian Tyres Ltd.	245,700	5,910,168
Xinyi Glass Holdings Co. Ltd.	2,776,000	1,135,599
		24,794,759
Automobiles - 0.0%
Geely Automobile Holdings Ltd.	11,355,000	875,896
Hyundai Motor Co.	537	33,605
		909,501
Diversified Consumer Services - 0.2%
Benesse Corp.	16,100	657,841
Educomp Solutions Ltd.	182	13,394
Hillenbrand, Inc.	71,300	1,437,408
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	20,200	1,297,648
Princeton Review, Inc. (a)	87,538	700,304
Strayer Education, Inc.	200	40,052
		4,146,647
Hotels, Restaurants & Leisure - 0.8%
Ajisen (China) Holdings Ltd.	535,000	312,347
Jollibee Food Corp.	200	211
Minor International PCL (For. Reg.)	464,420	155,711
P.F. Chang's China Bistro, Inc. (a)(d)	50,172	1,181,049
Papa John's International, Inc. (a)	46,886	1,273,424
Peet's Coffee & Tea, Inc. (a)	192	5,361
Shangri-La Asia Ltd.	250,000	358,171
Sonic Corp. (a)	184,796	2,692,478
St. Marc Holdings Co. Ltd. (d)	129,600	4,037,757
Starbucks Corp. (a)	240,308	3,573,380
TAJ GVK Hotels & Resorts Ltd.	58,333	105,055
Yum! Brands, Inc.	18,300	596,763
		14,291,707
Household Durables - 1.1%
Cyrela Brazil Realty SA	200	2,019
Henry Boot PLC	92,500	134,948
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Snap-On, Inc.	25,384	$ 1,336,721
Tupperware Brands Corp.	530,486	14,657,328
Whirlpool Corp.	39,000	3,092,310
Woongjin Coway Co. Ltd.	44,410	1,120,976
		20,344,302
Internet & Catalog Retail - 3.2%
Netflix, Inc. (a)(d)	1,149,158	35,485,999
Priceline.com, Inc. (a)(d)	328,273	22,463,721
		57,949,720
Leisure Equipment & Products - 2.1%
Giant Manufacturing Co. Ltd.	1,104,000	2,755,999
Hasbro, Inc.	830,468	28,833,849
Leapfrog Enterprises, Inc. Class A (a)(d)	374,846	3,958,374
Merida Industry Co. Ltd. (a)	1,190,000	1,922,702
SHIMANO, Inc.	5,400	185,970
		37,656,894
Media - 0.4%
Ascent Media Corp. (a)	9,000	219,690
Cinemax India Ltd.	63,270	114,213
Clear Media Ltd. (a)	1,000	507
Entertainment Network (India) Ltd. (a)	23,177	123,134
Eros International PLC (a)	267,600	1,434,044
Inox Leisure Ltd.	74,668	101,982
Marvel Entertainment, Inc. (a)(d)	148,195	5,059,377
PVR Ltd.	82,480	263,013
Trader Classified Media NV (NY Shares) Class A	8,000	901
ValueCommerce Co. Ltd. (a)	193	22,913
Voyager Learning Co. (a)	9,800	39,200
		7,378,974
Multiline Retail - 0.0%
Pantaloon Retail India Ltd.	103,722	719,701
Specialty Retail - 4.8%
ABC-Mart, Inc.	650,200	18,454,549
Advance Auto Parts, Inc.	117,000	4,640,220
Belle International Holdings Ltd.	205,000	147,305
Brown Shoe Co., Inc.	106,576	1,745,715
Gamestop Corp. Class A (a)	912,020	31,200,204
Golfsmith International Holdings, Inc. (a)	100	267
Hot Topic, Inc. (a)	657,460	4,345,811
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Inditex SA	213	$ 9,010
Nafco Co. Ltd.	400	5,442
Otsuka Kagu Ltd.	21,300	195,606
Pou Sheng International (Holdings) Ltd.	25,612	3,025
Ross Stores, Inc.	427,809	15,747,649
Sally Beauty Holdings, Inc. (a)(d)	1,052,998	9,055,783
TJX Companies, Inc.	73,809	2,252,651
		87,803,237
Textiles, Apparel & Luxury Goods - 1.0%
China Dongxiang Group Co. Ltd.	3,832,000	1,104,149
China Ting Group Holdings Ltd.	2,464,000	268,380
Daphne International Holdings Ltd.	2,134,000	943,368
Gitanjali Gems Ltd.	30,792	128,572
Hartmarx Corp. (a)	89,607	167,565
Koutons Retail India Ltd.	87,208	1,332,915
Liz Claiborne, Inc.	79,500	1,306,185
Shenzhou International Group Holdings Ltd.	40,000	8,507
VF Corp.	111,853	8,647,355
Yue Yuen Industrial Holdings Ltd.	1,331,500	3,637,290
		17,544,286
TOTAL CONSUMER DISCRETIONARY		273,539,728
CONSUMER STAPLES - 10.0%
Beverages - 1.4%
C&C Group PLC	10,427	27,895
Heineken NV (Bearer)	65,700	2,638,713
Molson Coors Brewing Co. Class B	285,154	13,330,950
The Coca-Cola Co.	173,030	9,149,826
		25,147,384
Food & Staples Retailing - 4.4%
BJ's Wholesale Club, Inc. (a)(d)	197,697	7,682,505
Daikokutenbussan Co. Ltd.	16,300	180,616
Heng Tai Consumables Group Ltd. (a)	6,268,400	548,007
Plant Co. Ltd.	9,800	24,326
Safeway, Inc.	1,280,163	30,365,466
Tsuruha Holdings, Inc.	149,900	4,537,030
Wal-Mart Stores, Inc.	634,900	38,024,161
		81,362,111
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 3.7%
Ajinomoto Co., Inc.	56,000	$ 533,926
Britannia Industries Ltd.	10,968	318,740
CCL Products (India) Ltd.	25,053	75,754
Chiquita Brands International, Inc. (a)(d)	107,800	1,704,318
ConAgra Foods, Inc.	407,360	7,927,226
Corn Products International, Inc.	556,858	17,975,376
Del Monte Foods Co.	386,300	3,013,140
H.J. Heinz Co.	87,000	4,347,390
Hormel Foods Corp.	316,411	11,479,391
Kellogg Co. (d)	151,900	8,521,590
REI Agro Ltd. (a)	177	3,589
Sara Lee Corp.	240,753	3,040,710
Toyo Suisan Kaisha Ltd.	328,000	8,318,247
		67,259,397
Household Products - 0.4%
Clorox Co.	71,444	4,478,824
Pigeon Corp. (d)	90,200	2,544,275
Procter & Gamble Co.	2,400	167,256
		7,190,355
Personal Products - 0.1%
Beiersdorf AG	800	50,547
Concern Kalina OJSC sponsored ADR	30,300	632,483
Dabur India Ltd.	450,782	888,718
Godrej Consumer Products Ltd.	44,723	106,868
Hengan International Group Co. Ltd.	429,000	1,220,866
Natura Cosmeticos SA	200	1,967
		2,901,449
TOTAL CONSUMER STAPLES		183,860,696
ENERGY - 9.0%
Energy Equipment & Services - 6.5%
BJ Services Co.	66,900	1,279,797
Dresser-Rand Group, Inc. (a)	607,400	19,114,878
ENSCO International, Inc.	229,910	13,249,713
Helix Energy Solutions Group, Inc. (a)	280,134	6,801,654
ION Geophysical Corp. (a)(d)	477,464	6,775,214
Nabors Industries Ltd. (a)	488,632	12,176,709
National Oilwell Varco, Inc. (a)	115,018	5,777,354
Newpark Resources, Inc. (a)	1,451,434	10,595,468
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Parker Drilling Co. (a)(d)	1,031,889	$ 8,275,750
Patterson-UTI Energy, Inc.	217,483	4,354,010
Petroleum Geo-Services ASA (a)	69,100	912,877
Pioneer Drilling Co. (a)	158,936	2,113,849
Pride International, Inc. (a)	314,059	9,299,287
Rowan Companies, Inc.	54,400	1,661,920
Weatherford International Ltd. (a)	671,100	16,871,454
		119,259,934
Oil, Gas & Consumable Fuels - 2.5%
Arch Coal, Inc.	61,200	2,012,868
Berry Petroleum Co. Class A	57,474	2,225,968
Callon Petroleum Co. (a)	50,603	912,372
Canadian Natural Resources Ltd.	54,500	3,737,787
Chesapeake Energy Corp.	184,275	6,608,102
Concho Resources, Inc. (a)	83,998	2,319,185
Denbury Resources, Inc. (a)	132,756	2,527,674
Forest Oil Corp. (a)	47,000	2,331,200
Foundation Coal Holdings, Inc.	68,900	2,451,462
International Coal Group, Inc. (a)(d)	1,435,622	8,958,281
Ithaca Energy, Inc. (a)	581,500	699,286
Murphy Oil Corp.	2,700	173,178
Oil Search Ltd.	269,409	1,205,605
Oilexco, Inc. (a)	43,500	427,072
Rosetta Resources, Inc. (a)	156,679	2,876,626
Swift Energy Co. (a)	56,600	2,189,854
Valero Energy Corp.	143,550	4,349,565
		46,006,085
TOTAL ENERGY		165,266,019
FINANCIALS - 6.2%
Capital Markets - 1.4%
JAFCO Co. Ltd.	12,300	463,792
Janus Capital Group, Inc.	726,116	17,630,096
Japan Asia Investment Co. Ltd.	557,000	1,116,061
Marusan Securities Co. Ltd. (d)	705,100	4,343,253
W.P. Carey & Co. LLC	43,681	1,140,074
		24,693,276
Commercial Banks - 0.8%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	219,947	3,171,636
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Baroda	322,360	$ 2,128,318
Bank of India	27,241	168,561
Boston Private Financial Holdings, Inc.	1,154	10,086
Iyo Bank Ltd.	55,000	599,778
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	222,400	1,943,776
National Penn Bancshares, Inc. (d)	10,961	160,031
Seven Bank Ltd. (d)	616	1,642,363
Sumitomo Trust & Banking Co. Ltd.	364,600	2,430,041
The Jammu & Kashmir Bank Ltd.	101	976
Union Bank of India	790,727	2,563,997
		14,819,563
Consumer Finance - 0.0%
Capital One Financial Corp.	14,600	744,600
Insurance - 2.7%
Admiral Group PLC	216	3,972
AFLAC, Inc.	46,600	2,737,750
Old Republic International Corp.	54,600	696,150
Progressive Corp.	51,730	900,102
Protective Life Corp.	213,230	6,079,187
Reinsurance Group of America, Inc.:
Class A (d)	529,118	28,572,372
Class B	131,034	6,213,632
XL Capital Ltd. Class A	281,669	5,053,142
		50,256,307
Real Estate Investment Trusts - 1.0%
CapitalSource, Inc.	52,600	646,980
First Industrial Realty Trust, Inc. (d)	6,200	177,816
ProLogis Trust	105,300	4,345,731
Senior Housing Properties Trust (SBI)	497,505	11,855,544
SL Green Realty Corp.	11,000	712,800
		17,738,871
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	3,521,280	684,900
Babis Vovos International Technical SA (a)	2,800	77,053
Cyrela Commercial Properties SA Empreendimentos e Participações	220	937
Kenedix, Inc. (d)	4,956	2,914,349
Megaworld Corp.	2,953,000	87,404
New World China Land Ltd.	2,364,400	553,484
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Songbird Estates PLC Class B (a)	140,800	$ 233,288
SPG Land (Holdings) Ltd.	283,000	59,036
		4,610,451
Thrifts & Mortgage Finance - 0.0%
Farmer Mac Class C (non-vtg.)	98,250	402,825
TOTAL FINANCIALS		113,265,893
HEALTH CARE - 15.8%
Biotechnology - 1.3%
3SBio, Inc. sponsored ADR (a)	13,100	84,495
Amylin Pharmaceuticals, Inc. (a)	68,000	1,374,960
Basilea Pharmaceutica AG (a)	10,253	1,518,858
BioCryst Pharmaceuticals, Inc. (a)(d)	178,430	560,270
BioMarin Pharmaceutical, Inc. (a)	21,300	564,237
Celera Corp. (a)	300	4,635
CSL Ltd.	37,968	1,150,164
Cubist Pharmaceuticals, Inc. (a)	145,259	3,229,108
CytRx Corp.	172	88
Grifols SA	90,990	2,324,094
Human Genome Sciences, Inc. (a)(d)	319,632	2,029,663
Momenta Pharmaceuticals, Inc. (a)(d)	17,800	233,358
Myriad Genetics, Inc. (a)	137,685	8,933,003
Sangamo Biosciences, Inc. (a)(d)	293,369	2,258,941
		24,265,874
Health Care Equipment & Supplies - 6.0%
Abiomed, Inc. (a)(d)	42,700	757,925
Angiodynamics, Inc. (a)	100	1,580
Baxter International, Inc.	81,450	5,345,564
Becton, Dickinson & Co.	212,378	17,045,458
Boston Scientific Corp. (a)	579,800	7,114,146
DENTSPLY International, Inc.	131,029	4,918,829
Edwards Lifesciences Corp. (a)	253,468	14,640,312
Insulet Corp. (a)(d)	101,432	1,411,933
Kinetic Concepts, Inc. (a)(d)	693,330	19,822,305
Medtronic, Inc.	449,521	22,521,002
Mingyuan Medicare Development Co. Ltd.	13,980,000	1,493,108
Osteotech, Inc. (a)	19,200	81,792
Quidel Corp. (a)	232,574	3,816,539
RTI Biologics, Inc. (a)	229,749	2,148,153
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	576,000	$ 864,579
Steris Corp.	72,175	2,712,337
Terumo Corp.	25,600	1,335,912
ThermoGenesis Corp. (a)	201,365	251,706
Varian Medical Systems, Inc. (a)	47,413	2,708,705
		108,991,885
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)	11,800	574,306
athenahealth, Inc.	93,346	3,105,621
Centene Corp. (a)	298,175	6,115,569
Emeritus Corp. (a)	283,628	7,062,337
Health Grades, Inc. (a)	219,092	622,221
Henry Schein, Inc. (a)	43,600	2,347,424
IPC The Hospitalist Co., Inc.	87,484	2,248,339
Laboratory Corp. of America Holdings (a)	103,747	7,210,417
Lincare Holdings, Inc. (a)	71,479	2,150,803
Medial Saude SA	196,000	1,133,335
Message Co. Ltd. (a)	404	387,707
Molina Healthcare, Inc. (a)	62,894	1,949,714
Omnicare, Inc.	99,700	2,868,369
Quest Diagnostics, Inc.	114,900	5,936,883
U.S. Physical Therapy, Inc. (a)	257,784	4,475,130
		48,188,175
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	114,723	1,427,154
Eclipsys Corp. (a)	1,752	36,704
HLTH Corp. (a)	301,639	3,447,734
		4,911,592
Life Sciences Tools & Services - 3.9%
Albany Molecular Research, Inc. (a)	100	1,809
Bio-Rad Laboratories, Inc. Class A (a)	100	9,912
Bruker BioSciences Corp. (a)	378,557	5,046,165
Divi's Laboratories Ltd.	18,241	530,968
Harvard Bioscience, Inc. (a)	468,762	2,179,743
Invitrogen Corp. (a)	13,800	521,640
PerkinElmer, Inc.	312,973	7,814,936
QIAGEN NV (a)	1,022,500	20,173,925
Sequenom, Inc. (a)(d)	46,720	1,243,686
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Strategic Diagnostics, Inc. (a)	230,504	$ 373,416
Thermo Fisher Scientific, Inc. (a)	616,844	33,926,420
		71,822,620
Pharmaceuticals - 1.7%
Allergan, Inc.	119,002	6,128,603
Ardea Biosciences, Inc. (a)(d)	18,283	252,854
Endo Pharmaceuticals Holdings, Inc. (a)	853,203	17,064,060
Piramal Healthcare Ltd.	88,434	633,305
Teva Pharmaceutical Industries Ltd. sponsored ADR	159,300	7,294,347
		31,373,169
TOTAL HEALTH CARE		289,553,315
INDUSTRIALS - 10.8%
Aerospace & Defense - 0.4%
Raytheon Co.	120,744	6,461,011
Air Freight & Logistics - 0.0%
Transport Corp. of India Ltd.	42,129	60,397
Building Products - 0.2%
Asahi Glass Co. Ltd.	120,000	1,055,272
Blue Star Ltd.	264,064	1,649,889
		2,705,161
Commercial Services & Supplies - 1.4%
American Ecology Corp.	51,536	1,426,001
Copart, Inc. (a)	71,393	2,712,934
Fuel Tech, Inc. (a)(d)	320,161	5,791,712
Moshi Moshi Hotline, Inc.	151,300	3,955,885
R.R. Donnelley & Sons Co.	111,828	2,743,141
Republic Services, Inc.	84,900	2,545,302
Taiwan Secom Co.	1,000	1,440
The Brink's Co.	38,400	2,343,168
Waste Management, Inc.	106,780	3,362,502
		24,882,085
Construction & Engineering - 0.3%
Insituform Technologies, Inc. Class A (a)	3,200	47,872
IVRCL Infrastructures & Projects Ltd.	204,647	1,043,257
LANCO Infratech Ltd. (a)	178	708
Larsen & Toubro Ltd.	12,836	681,295
Maire Tecnimont SpA	164,000	588,743
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Midas Holdings Ltd.	7,008,000	$ 2,066,538
Nagarjuna Construction Co. Ltd.	68,179	142,855
Pike Electric Corp. (a)	15,700	231,261
Pratibha Industries Ltd.	35,560	182,877
Taihei Dengyo Kaisha Ltd.	42,000	297,722
		5,283,128
Electrical Equipment - 2.5%
AMETEK, Inc.	108,074	4,406,177
Cooper Industries Ltd. Class A	591,658	23,636,737
Fortune Electric Co. Ltd.	498,750	482,293
II-VI, Inc. (a)	45,866	1,773,180
Lloyd Electric & Engineering Ltd.	34,881	41,847
Neo-Neon Holdings Ltd.	6,497,000	1,513,846
PowerSecure International, Inc. (a)(d)	176,489	1,069,523
Roper Industries, Inc.	31,600	1,799,936
SolarWorld AG	181,800	7,649,438
Vestas Wind Systems AS (a)	39,800	3,473,120
		45,846,097
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	338,448	1,206,791
Machinery - 5.0%
AGCO Corp. (a)	1,152,097	49,090,850
Basin Water, Inc. (a)	191	351
Bell Equipment Ltd.	3,076	9,380
Chart Industries, Inc. (a)	5,200	148,512
Cummins, Inc.	228,900	10,007,508
Deere & Co. (d)	206,664	10,229,868
EVA Precision Industrial Holdings Ltd.	2,178,000	187,110
Haitian International Holdings Ltd.	1,697,000	401,666
IDEX Corp.	18,750	581,625
Joy Global, Inc.	48,714	2,198,950
K-Tron International, Inc. (a)	16,300	2,099,929
R. STAHL AG	12,440	465,556
Shanthi Gears Ltd.	105,127	160,076
SPX Corp.	196,667	15,143,359
Uzel Makina Sanayi AS	101,200	61,838
Weichai Power Co. Ltd. (H Shares)	423,000	1,618,379
		92,404,957
Professional Services - 0.4%
Administaff, Inc.	120	3,266
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
JobStreet Corp. Bhd	661,900	$ 326,145
Manpower, Inc.	90,900	3,923,244
Randstad Holdings NV	118,540	3,115,850
WS Atkins PLC	54,600	711,541
		8,080,046
Road & Rail - 0.5%
CSX Corp.	180,366	9,842,573
Trading Companies & Distributors - 0.0%
DXP Enterprises, Inc. (a)	11,906	634,709
Transportation Infrastructure - 0.0%
Quixote Corp.	9,700	79,540
TOTAL INDUSTRIALS		197,486,495
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 3.1%
Adtran, Inc.	193,659	3,774,414
Airspan Networks, Inc. (a)	149	51
Alvarion Ltd. (a)	100	581
Comtech Telecommunications Corp. (a)	394,978	19,448,717
Juniper Networks, Inc. (a)	1,028,879	21,678,481
MIC Electronics Ltd.	470,196	972,085
Polycom, Inc. (a)	469,074	10,849,682
Sandvine Corp. (a)	420,600	414,910
		57,138,921
Computers & Peripherals - 1.1%
Acer, Inc.	3,719,518	6,317,552
ASUSTeK Computer, Inc.	859,164	1,696,188
Gemalto NV (a)	92,100	3,321,362
HTC Corp.	6,500	100,638
I-Chiun Precision Industries Co. Ltd.	1,307,985	1,085,198
Lenovo Group Ltd.	1,920,000	847,420
Lenovo Group Ltd. ADR	2,700	23,220
Logitech International SA (a)	26,800	624,976
STEC, Inc. (a)(d)	656,506	5,055,096
Wacom Co. Ltd.	368	685,048
		19,756,698
Electronic Equipment & Components - 1.5%
Arrow Electronics, Inc. (a)	39,200	1,027,824
Ingenico SA	202,800	5,092,050
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingenico SA	87,700	$ 2,209,186
Lumax International Corp. Ltd.	111,100	140,125
Mettler-Toledo International, Inc. (a)	138,561	13,578,978
MTS Systems Corp.	82,616	3,478,134
National Instruments Corp.	70,000	2,103,500
Trimble Navigation Ltd. (a)	200	5,172
Universal Display Corp. (a)(d)	75,869	831,524
		28,466,493
Internet Software & Services - 0.5%
F@N Communications, Inc. (d)	76	55,485
GigaMedia Ltd. (a)	116,800	860,816
LBI International AB (a)	19,000	35,336
LivePerson, Inc. (a)	403,286	1,173,562
Rediff.com India Ltd. sponsored ADR (a)	200	820
Sify Technologies Ltd. sponsored ADR (a)	200	352
Tencent Holdings Ltd.	318,400	2,327,341
ValueClick, Inc. (a)	285,638	2,922,077
WebMD Health Corp. Class A (a)(d)	27,333	812,883
Zix Corp. (a)(d)	225,436	509,485
		8,698,157
IT Services - 3.5%
Accenture Ltd. Class A	810,927	30,815,226
Affiliated Computer Services, Inc. Class A (a)	193,300	9,786,779
Cap Gemini SA	59,800	2,824,000
Ciber, Inc. (a)	241,507	1,688,134
Datacash Group PLC	46,800	241,563
DST Systems, Inc. (a)(d)	42,500	2,379,575
Online Resources Corp. (a)	227,344	1,766,463
Perot Systems Corp. Class A (a)	807,246	14,005,718
		63,507,458
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)	313,402	8,728,246
Semiconductors & Semiconductor Equipment - 4.9%
Aixtron AG	200	1,174
Altera Corp.	1,229,765	25,431,540
ATMI, Inc. (a)	231,761	4,167,063
Cree, Inc. (a)(d)	179,965	4,099,603
Cymer, Inc. (a)(d)	167,019	4,230,591
Disco Corp. (d)	40,200	1,180,292
Epistar Corp.	1,039,742	1,407,518
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Formosa Epitaxy, Inc.	2,642,806	$ 1,419,985
Intersil Corp. Class A	555,410	9,208,698
Kontron AG	155,300	1,594,223
National Semiconductor Corp.	49,900	858,779
Omnivision Technologies, Inc. (a)	61,692	703,906
Opto Technology Corp.	1,340,418	585,641
Pericom Semiconductor Corp. (a)	76,009	798,095
PMC-Sierra, Inc. (a)	1,863,228	13,825,152
Powertech Technology, Inc.	294,745	653,879
Richtek Technology Corp.	397,400	2,145,746
Rubicon Technology, Inc.	9,100	65,702
Seoul Semiconductor Co. Ltd.	103,298	994,718
Xilinx, Inc.	715,926	16,788,465
		90,160,770
Software - 3.1%
Adobe Systems, Inc. (a)	49,830	1,966,790
Ansys, Inc. (a)	132,325	5,011,148
Aspen Technology, Inc. (a)	279,200	3,545,840
Autonomy Corp. PLC (a)	484,212	8,991,233
Global Digital Creations Holdings Ltd. (a)	1,224,000	32,126
Kingdee International Software Group Co. Ltd.	9,284,000	1,789,788
Longtop Financial Technologies Ltd. ADR (d)	147,700	2,081,093
Macrovision Solutions Corp. (a)	227,110	3,492,952
NDS Group PLC sponsored ADR (a)	33,100	1,849,959
Perfect World Co. Ltd. sponsored ADR Class B (a)(d)	191,900	4,306,236
Quality Systems, Inc. (d)	56,910	2,405,017
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	360,800	9,218,440
Solera Holdings, Inc. (a)	70,670	2,029,642
SPSS, Inc. (a)	7,848	230,417
Sybase, Inc. (a)	75,354	2,307,339
Ubisoft Entertainment SA (a)	111,500	7,753,781
Yedang Online Corp.	52,957	324,989
		57,336,790
TOTAL INFORMATION TECHNOLOGY		333,793,533
MATERIALS - 8.6%
Chemicals - 1.7%
Albemarle Corp.	311,345	9,601,880
Asian Paints India Ltd. (a)	34,368	878,806
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Bayer CropScience Ltd.	6,906	$ 40,793
Celanese Corp. Class A	31,363	875,341
Ecolab, Inc.	204	9,898
FMC Corp.	93,448	4,802,293
Landec Corp. (a)	152	1,245
Sensient Technologies Corp.	479,678	13,493,342
Syngenta AG sponsored ADR	40,500	1,713,960
		31,417,558
Containers & Packaging - 0.5%
Ball Corp.	83,600	3,301,364
Owens-Illinois, Inc. (a)	211,400	6,215,160
		9,516,524
Metals & Mining - 6.4%
Africa Cellular Towers Ltd. (a)	800	169
Barrick Gold Corp.	640,489	23,449,696
Centerra Gold, Inc. (a)	119,700	438,585
Eldorado Gold Corp. (a)	2,286,000	14,260,654
Goldcorp, Inc.	47,800	1,503,068
Great Basin Gold Ltd. (a)	481,400	985,956
High River Gold Mines Ltd. (a)	3,131,800	1,824,235
IAMGOLD Corp.	996,700	5,496,645
Jaguar Mining, Inc. (a)	223,600	1,245,723
Kinross Gold Corp.	173,100	2,779,293
Lihir Gold Ltd. (a)	914,989	2,069,006
Maharashtra Seamless Ltd.	16,870	100,908
Minefinders Corp. Ltd. (a)	231,600	1,729,820
Newcrest Mining Ltd.	371,979	7,728,462
Newmont Mining Corp.	1,255,710	48,671,320
Nucor Corp.	41,600	1,643,200
Shore Gold, Inc. (a)	194,100	200,592
United States Steel Corp.	6,200	481,182
Yamana Gold, Inc.	313,033	2,573,317
		117,181,831
Paper & Forest Products - 0.0%
Glatfelter	15,200	205,808
TOTAL MATERIALS		158,321,721
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
LG Dacom Corp.	60,490	$ 1,074,422
Verizon Communications, Inc.	414,298	13,294,823
		14,369,245
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp.	200	1,220
TOTAL TELECOMMUNICATION SERVICES		14,370,465
UTILITIES - 0.2%
Gas Utilities - 0.0%
Aegis Logistics Ltd.	15,164	39,069
Multi-Utilities - 0.2%
RWE AG	32,400	3,087,811
TOTAL UTILITIES		3,126,880
TOTAL COMMON STOCKS (Cost $1,861,003,974)		1,732,584,745
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 1.92% (b)	82,924,757	82,924,757
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	101,492,281	101,492,281
TOTAL MONEY MARKET FUNDS (Cost $184,417,038)		184,417,038
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $2,045,421,012)		1,917,001,783
NET OTHER ASSETS - (4.6)%		(84,752,571)
NET ASSETS - 100%		$ 1,832,249,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,309,531
Fidelity Securities Lending Cash Central Fund	1,686,913
Total	$ 2,996,444
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,917,001,783	$ 1,710,977,003	$ 205,959,353	$ 65,427
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	900,424
Total Unrealized Gain (Loss)	(763,196)
Cost of Purchases	-
Proceeds of Sales	(1,082,338)
Amortization/Accretion	-
Transfer in/out of Level 3	1,010,537
Ending Balance	$ 65,427

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,056,732,435. Net unrealized depreciation aggregated $139,730,652, of which $125,582,592 related to appreciated investment securities and $265,313,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008